Investment in Operating Leases (Investment in Operating Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 1,856,889	¥ 1,868,457
Accumulated depreciation	(566,946)	(542,868)
Net	1,289,943	1,325,589
Accrued rental receivables	23,221	23,610
Investment in Operating Leases	1,313,164	1,349,199
Transportation equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	1,144,511	1,076,697
Measuring and information-related equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	237,597	239,262
Real Estate Asset
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	451,367	531,155
Other
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 23,414	¥ 21,343